Employee benefits - Additional Information (Detail) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Employee Benefits [Line Items]
Share-based compensation expense		€ 8,472		€ 19,780	€ 13,579
Equity settled share based payments
Employee Benefits [Line Items]
Other long-term employee benefits | $	$ 7,500		$ 7,500
Share-based compensation expense				€ 6,562
Italian leaving indemnities (TFR)
Employee Benefits [Line Items]
Weighted average duration of defined benefit obligation	7 years 10 months 24 days	7 years 10 months 24 days	8 years 8 months 12 days	8 years 8 months 12 days
Leaving indemnities | China
Employee Benefits [Line Items]
Weighted average duration of defined benefit obligation	9 years 8 months 12 days	9 years 8 months 12 days	9 years 10 months 24 days	9 years 10 months 24 days
Leaving indemnities | Spain
Employee Benefits [Line Items]
Weighted average duration of defined benefit obligation	10 years 2 months 12 days	10 years 2 months 12 days	9 years 8 months 12 days	9 years 8 months 12 days